Expenses by nature	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Expenses by nature

11.  Expenses by nature

Breakdown of expenses by nature for the years ended 31 December 2022, 2021 and 2020 is as follows:

Cost of revenue:

	31 December	31 December	31 December
	2022	2021	2020
Depreciation and amortization (*)	(21,597,374)	(20,575,152)	(18,758,198)
Cost of goods sold	(6,693,344)	(8,584,046)	(8,075,167)
Share of Turkish Treasury	(4,728,050)	(5,657,992)	(5,810,224)
Employee benefit expenses	(3,815,409)	(4,195,473)	(4,167,385)
Interconnection and termination expenses	(3,686,961)	(5,059,269)	(5,334,096)
Radio expenses	(3,321,977)	(2,338,402)	(2,180,061)
Frequency expenses	(1,732,796)	(2,074,047)	(2,131,291)
Transmission expenses	(944,252)	(1,020,740)	(1,022,287)
Roaming expenses	(700,366)	(648,512)	(509,777)
Universal service fund	(658,658)	(778,671)	(794,008)
Cost of revenue from financial services (**)	(646,675)	(444,372)	(325,060)
Maintenance and repair expenses	(466,780)	(522,772)	(477,561)
Datacenter expenses	(398,871)	(136,566)	(120,423)
Utility expenses	(290,733)	(160,877)	(150,456)
Others	(3,331,159)	(3,379,584)	(3,255,699)
	(53,013,405)	(55,576,475)	(53,111,693)
(*)

As at 31 December 2022, depreciation and amortization expenses include depreciation and amortization expenses related to the financial services amounting to TL 154,579 (31 December 2021: TL 164,274 and 31 December 2020: 110,712).

(**)

As at 31 December 2021, cost of revenue from financial services includes employee benefit expenses related to the financial services amounting to TL 80,284 (31 December 2021: TL 62,841 and 31 December 2020: TL 43,427).

Selling and marketing expenses:

	31 December	31 December	31 December
	2022	2021	2020
Employee benefit expenses	(1,415,584)	(1,511,353)	(1,498,301)
Marketing expenses	(1,171,048)	(1,429,118)	(1,213,753)
Selling expenses	(261,070)	(318,709)	(412,084)
Others	(209,546)	(206,342)	(136,171)
	(3,057,248)	(3,465,522)	(3,260,309)

11.  Expenses by nature (continued)

Administrative expenses:

	31 December	31 December	31 December
	2022	2021	2020
Employee benefit expenses	(1,156,765)	(1,191,239)	(1,134,045)
Consultancy expenses	(141,233)	(177,743)	(126,092)
Service expenses	(92,798)	(86,289)	(139,431)
Maintenance and repair expenses	(55,217)	(54,160)	(48,960)
Collection expenses	(54,646)	(75,178)	(124,013)
Travel and entertainment expenses	(39,252)	(32,921)	(40,394)
Utility expenses	(28,409)	(18,452)	(20,143)
Others	(154,218)	(133,957)	(143,064)
	(1,722,538)	(1,769,939)	(1,776,142)

Net impairment losses on financial and contract assets:

	31 December	31 December	31 December
	2022	2021	2020
Net impairment losses on financial and contract assets	(408,705)	(522,502)	(845,751)
	(408,705)	(522,502)	(845,751)